TARGET MODERATE ALLOCATION FUND
SUMMARY: MODERATE ALLOCATION FUND
INVESTMENT OBJECTIVE
The investment objective of Fund is to seek to provide capital appreciation and a reasonable level of current income.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 53 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 68.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TARGET MODERATE ALLOCATION FUND (USD $)	Class A	Class B	Class C	Class R	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum deferred sales charge (load)	1.00%	5.00%	1.00%	none	6.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none
Redemption fee	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none
Maximum account fee (accounts under $10,000)	15	15	15	none	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TARGET MODERATE ALLOCATION FUND	Class A	Class B	Class C	Class R	Class X	Class Z
Management fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.75%	1.00%	none
+ Other expenses	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
= Total annual Fund operating expenses	1.46%	2.16%	2.16%	1.91%	2.16%	1.16%
- Fee waiver or expense reimbursement	(0.05%)	none	none	(0.25%)	none	none
= Net annual Fund operating expenses	1.41%	2.16%	2.16%	1.66%	2.16%	1.16%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example TARGET MODERATE ALLOCATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	686	982	1,299	2,196
Class B	719	976	1,259	2,232
Class C	319	676	1,159	2,493
Class R	169	576	1,008	2,212
Class X	819	1,076	1,459	2,493
Class Z	118	368	638	1,409

If Shares Are Not Redeemed
Expense Example, No Redemption TARGET MODERATE ALLOCATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	686	982	1,299	2,196
Class B	219	676	1,159	2.232
Class C	219	676	1,159	2,493
Class R	169	576	1,008	2,212
Class X	219	676	1,159	2,493
Class Z	118	368	638	1,409

° The distributor of the Fund has contractually agreed through November 30, 2013 to reduce its distribution and service (12b-1) fees for Class A shares to an annual rate of .25% of the average daily net assets of Class A shares and its distribution and service (12b-1) fees for Class R shares to an annual rate of .50% of the average daily net assets of Class R shares. These waivers may not be terminated prior to November 30, 2013. The decision on whether to renew, modify or terminate the waivers is subject to review by the distributor and the Fund’s Board of Trustees.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 174% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund is one of three funds which, together, comprise the Target Asset Allocation Funds. The Funds are designed for investors who want investment professionals to make their asset allocation decisions in light of their personal investment goals and risk tolerance. Each Fund pursues its investment objective by investing in a mix of equity and fixed-income securities appropriate for a particular type of investor. Each Fund may serve as the cornerstone of a larger investment portfolio.

The risk/return balance of each Fund depends upon the proportion of assets it allocates to different types of investments. Higher risk does not always result in higher returns. The Manager (Prudential Investments LLC) has developed an asset allocation strategy for each Fund designed to provide a mix of investment types and styles that is appropriate for investors with conservative, moderate and aggressive investment orientations.

Each Fund has a distinct investment objective and is situated differently along the risk/return spectrum, as illustrated in the following table:

The Target Moderate Allocation Fund may be appropriate for investors looking for a balance of long-term capital growth and current income (e.g., investors in their 50s who are saving on a regular basis for retirement and who plan to retire in their early to mid 60s). The Fund offers a diversified approach to equities for long-term growth, but will normally maintain a substantial component of fixed-income securities to provide current income and a measure of stability.

The Manager has contracted with several subadvisers to manage the assets of the Fund. Each subadviser manages a portion of the Fund’s assets, focusing on a particular type and style of investing. The Manager monitors the performance of the Fund’s subadvisers and allocates the Fund’s assets among its subadvisers.

The Manager believes that its asset allocation strategy and multi-subadviser approach will enhance the performance of the Fund and minimize its volatility. First, the Manager has identified a select group of experienced subadvisers. Although each subadviser will focus the management of its Fund segment on a particular type and style of investing, the Manager believes that the combined efforts of several subadvisers will result in a prudently diversified Fund. Secondly, the Manager believes that, at any given time, certain investment types and styles will generate higher returns than others. Accordingly, the Manager believes that diversifying the Fund among a variety of investment types and styles will reduce volatility relative to the price movements of a single asset class.

Please see How the Funds Invest in this Prospectus for specific information on each subadviser, the Fund segments managed by each subadviser and the allocations among subadvisers as a percentage of long-term investments. The allocations among subadvisers are reviewed by the Manager periodically, and the allocations among subadvisers may be altered or adjusted by the Manager without prior notice to shareholders. Such adjustments will be reflected in an annual update to this Prospectus.

In response to market developments, the Manager may rebalance the allocation of the Fund’s assets or may add or eliminate Fund segments in accordance with the Fund’s investment objective and the investment policies of the Fund.
Principal Risks of Investing in the Fund.
All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadvisers. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Market Risk for Common Stocks. Since the Fund invests in common stocks, there is the risk that the price of a particular stock owned by the Fund could go down. Generally, the stock price of large companies is more stable than the stock price of smaller companies, but this is not always the case. In addition to an individual stock losing value, the value of a market sector or of the equity market as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Small- and Medium-Size Company Risk. The Fund invests in stocks of small-size (“small-cap”) companies. In addition, each of the subadvisers that invests in stocks may from time to time invest in stocks of medium-size (“mid-cap”) companies. Mid-cap companies are similar to those found in the Russell MidCap Index, a market capitalization weighted index of common stocks designed to track the performance of mid-cap companies. Small- and mid-cap companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and mid-cap companies tend to fluctuate more than the stocks of larger, more established companies.

Style Risk. Since some of the Fund segments focus on either a growth or value style, there is the risk that a particular style may be out of favor for a period of time.

Political Developments. Political developments may adversely affect the value of the Fund’s foreign securities.

Foreign Market Risk. Investing in foreign securities involves more risk than investing in securities of U.S. issuers. Foreign markets—especially emerging markets—tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S.

Currency Risk. Changes in currency exchange rates may affect the value of foreign securities held by the Fund and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Fund does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Fund to lose money and reduce the amount of income available for distribution.

Derivatives Risk. The Fund may use derivatives including swaps, options and futures as a principal investment strategy to improve its returns or to protect its assets. When used for hedging purposes, derivatives may not fully offset or match the Fund’s underlying positions and this could result in losses to the Fund that would not otherwise have occurred.

Leverage Risk. The Fund may borrow from banks or through reverse repurchase agreements and dollar rolls to take advantage of investment opportunities. This is known as using “leverage.” If the Fund borrows money to purchase securities and those securities decline in value, then the value of the Fund’s shares will decline faster than if the Fund were not leveraged.

Management Risk. Actively managed mutual funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadvisers may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Liquidity Risk. The risk that the Fund may invest to a greater degree in securities that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Interest Rate Risk. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. The prices of debt obligations generally move in the opposite direction to that of market interest rates.

Market Risk for Debt Obligations. Debt obligations are also subject to market risk, which is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Market risk may affect an industry, a sector or the entire market.

Credit Risk. The debt obligations in which the Fund invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. The Fund may invest in below-investment-grade securities—also known as “junk bonds”—which have a higher risk of default and tend to be less liquid than higher-rated securities. The Fund may also invest in debt obligations of foreign issuers. Investing in foreign securities presents additional risks.

Prepayment Risk. The Fund may invest in mortgage-related securities and asset-backed securities, which are subject to prepayment risk. If these securities are prepaid, the Fund may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities.

Portfolio Turnover Risk. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Fund’s Past Performance.
The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns % (Class A Shares)[1]
[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver, the annual returns would have been lower, too. The total return for Class A shares from 1/1/12-6/30/12 was 5.80%.

Best Quarter:		Worst Quarter:
12.96%	2nd Quarter 2003	-13.86%	4th Quarter 2008

Average Annual Total Returns % (as of 12-31-11)
Average Annual Total Returns TARGET MODERATE ALLOCATION FUND	One Year	Five Year	Ten Years	Since Inception	Inception Date
Class B shares	(6.86%)	(0.53%)	3.27%
Class C shares	(2.86%)	(0.36%)	3.27%
Class R shares	(1.37%)	0.15%		3.53%	Oct. 04, 2004
Class X shares	(6.99%)	(0.54%)		3.15%	Oct. 04, 2004
Class Z shares	(0.95%)	0.64%	4.29%
Class A shares	(6.55%)	(0.73%)	3.46%
Class A shares Return After Taxes on Distributions	(6.70%)	(1.42%)	2.74%
Class A shares Return After Taxes on Distributions and Sale of Fund Shares	(4.07%)	(0.80%)	2.81%
Customized Blend Index (reflects no deduction for fees, expenses or taxes)	1.89%	2.09%	4.84%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
Lipper Mixed-Asset Target Allocation Growth Funds Average (reflects no deduction for fees, expenses or taxes)	(1.30%)	0.63%	3.80%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.